Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments

Total future minimum payments required under the sublease agreement are as follows:

Years ended December 31,	Amount
2019 (remaining nine months)	$62
2020	7
Total undiscounted minimum future lease payments	$69
Less Imputed interest	(3)
Present value of operating lease liabilities	$66

Total future minimum payments required under the sublease agreement are as follows:
Years ended December 31,	Amount
2019	$85
2020	7
Total	$92